BASIS OF PRESENTATION (Detail Textuals)	12 Months Ended
Dec. 31, 2018 $ / shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Par value of stock bought from and sold to the federal home loan bank (in dollars per share)	$ 100
Mutual holding company (MHC)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership of mutual holding company	52.30%